Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) classAction	Dec. 31, 2024 GBP (£)
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 3,009	£ 2,605
Commitments	157,574	148,619
Capital commitments	610	640
Capital expenditure contracted for but not recognised	£ 312	236
Number of class actions | classAction	2
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Increase in current tax liability	£ 980
Decrease in deferred tax asset	(270)
Maximum exposure
Disclosure of contingent liabilities [line items]
Irrevocable commitments	£ 88,135	£ 79,518